Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,976,458	$ 1,270,650
Less: accumulated depreciation	(1,102,196)	(626,736)
Property and equipment, net	874,262	643,914
Right-of-use assets [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	580,401	423,333
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,221,925	780,009
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	157,754	54,267
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	9,199	5,862
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 7,179	$ 7,179